Commitments and contingencies (Details) € in Millions, $ in Millions	Dec. 31, 2020 USD ($) € / $	Dec. 31, 2020 EUR (€) € / $
Commitments Under Long-Term Lease Contracts [Abstract]
Future minimum contracted lease payments due within next 12 months | $	$ 6.8
Purchase Commitment for Ballast Water Management Systems [Member]
Commitments Under Contracts for BWMS Installation [Abstract]
Contractual purchase obligations	$ 0.8	€ 0.7
Exchange rate | € / $	0.8149	0.8149